ACQUISITION (10K) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 15, 2016	Jun. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Consideration:
Fair value of total consideration paid in cash		$ 5,625
Financial liabilities
Goodwill		$ 11,703	$ 11,492	$ 11,703	$ 7,663	$ 7,663
Vendscreen, Inc
Consideration:
Fair value of total consideration paid in cash	$ 5,625
Acquisition / non-recurring acquisition expenses:	842
Financial Assets:
Accounts receivable	3
Finance receivables	628
Other current assets	20
Deferred income taxes	18
Current Assets	669
Property, plant & equipment	81
Identifiable intangible assets:
Fair value of intangible assets	885
Financial liabilities
Accrued liabilities	(50)
Total identifiable net assets	1,585
Goodwill	4,040
Total Fair Value	5,625
Vendscreen, Inc | Developed technology
Identifiable intangible assets:
Fair value of intangible assets	639
Vendscreen, Inc | Customer relationships
Identifiable intangible assets:
Fair value of intangible assets	149
Vendscreen, Inc | Brand
Identifiable intangible assets:
Fair value of intangible assets	95
Vendscreen, Inc | Non-compete agreements
Identifiable intangible assets:
Fair value of intangible assets	$ 2